Finance income and costs	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€m	€m	€m	€m
Finance income
Interest income	2.0	1.6	3.8	2.7
Net financing gain recognized on debt transactions (a)	10.3	—	14.4	—
Reversal of impairment loss on short term investments	5.7	0.3	5.7	0.3
Total finance income	18.0	1.9	23.9	3.0
Interest expense (b)	(26.4)	(22.3)	(49.1)	(43.8)
Net foreign exchange losses arising on translation of financial assets and liabilities	(2.1)	(8.0)	(12.3)	(13.8)
Net pension interest costs	(1.0)	(1.1)	(2.2)	(2.2)
Other interest expense (c)	—	(3.7)	—	(3.7)
Amortization of debt discounts and borrowing costs	(1.7)	(1.6)	(3.4)	(3.2)
Net fair value losses on derivatives held at fair value through profit or loss	(0.2)	(0.5)	(0.4)	(0.6)
Total finance costs	(31.4)	(37.2)	(67.4)	(67.3)
Net finance costs	(13.4)	(35.3)	(43.5)	(64.3)